Equity - Summary of Outstanding Units (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	4,082	5,631
Vested (in units)	2,056	2,306
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,837	2,129
Vested (in units)	1,837	2,129
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,336	2,203
Vested (in units)	0	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	656	1,072
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	253	227
Vested (in units)	219	177